Employee Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Japanese Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 906,007	¥ 781,350
Service cost	30,889	29,367	¥ 30,009
Interest cost	5,689	8,238	8,008
Actuarial (gain) loss	11,112	45,778
Benefits paid	(29,020)	(25,032)
Acquisition	4,239	71,040
Plan amendments	1,149	(4,734)
Curtailments and settlements	(435)
Projected benefit obligations at end of year	929,630	906,007	781,350
Change in plan assets:
Fair value of plan assets at beginning of year	667,436	626,575
Actual return on plan assets	47,376	12,145
Employer contributions	43,468	7,304
Benefits paid	(23,967)	(21,782)
Acquisition	1,223	43,194
Settlements	(23)
Fair value of plan assets at end of year	735,513	667,436	626,575
Funded status at end of year	(194,117)	(238,571)
Foreign Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	392,086	349,680
Service cost	6,962	6,816	7,760
Interest cost	8,691	8,792	10,572
Plan participants' contributions	1,644	1,594
Actuarial (gain) loss	(1,760)	55,629
Benefits paid	(7,884)	(6,268)
Acquisition		21,285
Plan amendments	(1,069)
Foreign currency exchange rate changes	24,909	(45,442)
Projected benefit obligations at end of year	423,579	392,086	349,680
Change in plan assets:
Fair value of plan assets at beginning of year	224,939	217,870
Actual return on plan assets	14,262	18,276
Employer contributions	7,160	7,271
Plan participants' contributions	1,644	1,594
Benefits paid	(7,884)	(6,268)
Acquisition		14,972
Foreign currency exchange rate changes	13,899	(28,776)
Fair value of plan assets at end of year	254,020	224,939	¥ 217,870
Funded status at end of year	¥ (169,559)	¥ (167,147)